Aircraft Impairment Charges on Flight Equipment Held for Use (Tables)	12 Months Ended
Dec. 31, 2011
Aircraft Impairment Charges on Flight Equipment Held for Use
Schedule of impairment charges on flight equipment held for use

	December 31,
	2011			2010		2009
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on aircraft held for use due to Airbus announcement of its neo aircraft	—		$—	61	$602.3	—	$—
Impairment charges on aircraft due to recurring assessments	97	(a)	1,523.3	21	508.1	3	50.9
Impairment charges on aircraft under lease with customers that ceased operations	3	(b)	43.9	0	—	—	—

Total Impairment charges on flight equipment held for use	100		$1,567.2	82	$1,110.4	3	$50.9

(a)
Includes impairments on one aircraft owned by our AeroTurbine subsidiary.

(b)
Number of aircraft does not include two aircraft upon which impairment charges had been recorded earlier in 2011.